May 01, 2017
T. Rowe Price Equity Index 500 Fund

Supplement to Prospectus Dated May 1, 2017

The fund’s Board of Directors approved lowering the fund’s management fee from 0.10% to 0.06%, and lowering the current limitation in the Investor Class’ total expense ratio from 0.25% to 0.21%, effective August 1, 2017. On pages 1-2, the fee table and expense example are revised as follows, effective August 1, 2017, to reflect the reduction of the management fee and Investor Class’ expense limitation:

Fees and Expenses of the Fund

	Investor Class	I Class
Shareholder fees (fees paid directly from your investment)
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	0.50%	0.50%
Maximum account fee	$20 [a]	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.06%[b]	0.06%[b]
Distribution and service (12b-1) fees	—	—
Other expenses	0.17	—
Total annual fund operating expenses	0.23 [b]	0.06 [b]
Fee waiver/expense reimbursement	(0.02)[b,c]	—
Total annual fund operating expenses after fee waiver/expense reimbursement	0.21 [b,c]	0.06 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c T. Rowe Price Associates, Inc., has agreed (through April 30, 2020) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.21%. The agreement may be terminated at any time beyond April 30, 2020, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and previous limitations of 0.25% and 0.30%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.21%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.21% (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses).

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$22	$68	$124	$287
I Class	6	19	34	77